LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 8 - LOSS PER SHARE

The following data show the amounts used in computing loss per share for the periods presented:

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Loss available to common shareholders (numerator)	$(20,914,263)	$(64,046)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	1,038,755	368,200
Loss per share	(20.13)	(0.17)

Dilutive loss per share was not presented; as the Company had no common equivalent shares for all periods presented that would affect the computation of diluted loss per share.